Events After the Balance Sheet	12 Months Ended
Dec. 31, 2017
Events After the Balance Sheet [Abstract]
EVENTS AFTER THE BALANCE SHEET
37.	EVENTS AFTER THE BALANCE SHEET
Shares issuance On February 10, 2018, the Company granted, and subsequently issued, 285,000 shares to its directors.